UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Stock Index Fund (Initial Class)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Global stocks rose for the third year in a row, advancing amid healthy corporate earnings, resurgent M&A activity and massive central bank stimulus measures. Defensive stocks generally outpaced cyclical sectors as shares of utilities and health care companies posted double-digit gains. Late in the year, sharply falling oil prices hurt energy stocks and the economies of oil-producing nations. The U.S. dollar posted strong gains, rising against the euro, the yen and most other currencies. Despite the gains, volatility was high during certain periods. In October, for example, the Chicago Board Options Exchange Market Volatility Index (“VIX”) spiked to its highest level since June 2012, when the sovereign debt crisis in Europe was at its height, while Russia-Ukraine tensions and a selloff in U.S. biotech stocks caused volatility to spike early in the year. Geopolitics, too, were a major driver of volatility this year. Hurt by unusually harsh winter weather, the U.S. economy began 2014 on shaky ground with a surprise 2.1% contraction in first-quarter gross domestic product (“GDP”). But economic activity picked up as the year wore on: GDP growth for the second and third quarters was 4.6% and 5.0%, respectively — the fastest six-month pace in more than a decade. European Central Bank President Mario Draghi vowed to sharply increase the bank’s balance sheet to as high as €3 trillion or more in the coming months in an effort to spur lending activity and jump-start the economy. European stocks and bonds rallied on the aggressive stimulus plans, which were opposed by German leaders, but nonetheless widely supported elsewhere in the eurozone. The yen depreciated sharply in the second half of the year as the Japanese economy continued to struggle in the wake of April’s sales tax increase. Weak economic data stoked fears that it would be difficult for the nation to achieve its 2% inflation target by 2015, prompting Japanese Prime Minister Shinzō Abe to call a snap election for December and postpone a planned sales tax hike by 18 months. The Bank of Japan surprised observers in late October by announcing it would significantly expand its quantitative easing program.

For the 12 month period ended December 31, 2014, the Great-West Stock Index Fund (Initial Class shares) returned 12.76% net of fees. The S&P 900® Index increased 13. 35% on a total return basis. The S&P 900® Index outperformed the small cap space with the Russell 2000® and S&P 600® indexes ending the year 4.89% and 5.76% higher, respectively. U.S. stocks rose for the sixth straight year, with the large cap stocks closing near record levels. Equities were aided by the strengthening U.S. economy, the liquidity provided by the Federal Reserve’s quantitative easing program, and the Federal Reserve’s promise to keep interest rates low. Nine of ten S&P 500® Index economic sectors rose, led by utilities and health care, while energy fell 10%.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	S&P 500® Index	S&P MidCap 400® Index
	10,000.00	10,000.00	10,000.00	10,000.00
2005	10,502.00	10,558.77	10,491.00	11,256.00
2006	12,044.74	12,175.18	12,147.95	12,417.39
2007	12,663.84	12,872.13	12,815.36	13,408.18
2008	7,945.30	8,121.48	8,073.93	8,550.26
2009	10,071.46	10,350.45	10,210.29	11,746.35
2010	11,630.52	12,014.17	11,748.31	14,875.58
2011	11,771.25	12,227.42	11,996.20	14,618.23
2012	13,600.50	14,205.89	13,915.59	17,231.97
2013	17,913.97	18,822.34	18,422.59	23,004.74
2014	20,199.31	21,334.44	20,944.37	25,251.91

*The composite index reflects the performance of the S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market. The composite index is rebalanced monthly to account for the Fund’s target asset allocations. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years
Initial Class	12.76%	14.93%	7.28%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2014

Sector	% of Fund Investments
Consumer, Non-cyclical	22.05%
Financial	17.37
Technology	13.12
Industrial	11.01
Communications	10.74
Consumer, Cyclical	10.20
Energy	8.02
Utilities	3.34
Basic Materials	3.06
Diversified	0.04
Short Term Investments	1.05
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014 (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(07/01/14)	(12/31/14)	(07/01/14 – 12/31/14)*

Actual	$1,000.00	$1,055.06	$3.08

Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$3.03

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

COMMON STOCK
Basic Materials — 3.06%
2,904	Air Products & Chemicals Inc	$418,844
1,065	Airgas Inc	122,667
1,198	Albemarle Corp	72,036
17,767	Alcoa Inc	280,541
1,580	Allegheny Technologies Inc	54,937
974	Ashland Inc	116,646
935	Cabot Corp	41,009
835	Carpenter Technology Corp	41,124
772	CF Industries Holdings Inc	210,401
2,502	Cliffs Natural Resources Inc (a)	17,864
2,026	Commercial Metals Co	33,004
479	Compass Minerals International Inc	41,592
1,200	Cytec Industries Inc	55,404
950	Domtar Corp	38,209
16,669	Dow Chemical Co	760,273
2,279	Eastman Chemical Co	172,885
4,151	Ecolab Inc	433,862
13,651	EI du Pont de Nemours & Co	1,009,355
1,985	FMC Corp	113,205
15,766	Freeport-McMoRan Copper & Gold Inc	368,294
1,278	International Flavors & Fragrances Inc	129,538
6,457	International Paper Co	345,966
6,234	LyondellBasell Industries NV Class A	494,917
2,667	MeadWestvaco Corp	118,388
601	Minerals Technologies Inc	41,739
7,290	Monsanto Co	870,936
4,678	Mosaic Co	213,551
168	NewMarket Corp	67,793
7,408	Newmont Mining Corp	140,011
4,808	Nucor Corp	235,832
1,403	Olin Corp	31,946
1,549	PolyOne Corp	58,723
2,089	PPG Industries Inc	482,872
4,382	Praxair Inc	567,732
1,270	Reliance Steel & Aluminum Co	77,813
1,019	Royal Gold Inc	63,891
1,968	RPM International Inc	99,797
651	Sensient Technologies Corp	39,281
1,255	Sherwin-Williams Co	330,115
1,794	Sigma-Aldrich Corp	246,262
3,505	Steel Dynamics Inc	69,189
2,332	United States Steel Corp	62,358
1,147	Valspar Corp	99,193
848	Worthington Industries Inc	25,516

		9,315,511

Communications — 10.74%
973	Alliance Data Systems Corp (b)	278,327
5,732	Amazon.com Inc (b)	1,778,926
829	AMC Networks Inc Class A (b)	52,865
1,322	AOL Inc (b)	61,037
1,855	ARRIS Group Inc (b)	56,002
78,375	AT&T Inc (c)	2,632,616

Shares		Fair Value

Communications — (continued)
3,324	Cablevision Systems Corp Class A (a)	$68,607
7,134	CBS Corp Class B	394,796
8,496	CenturyLink Inc	336,272
1,525	Ciena Corp (b)	29,600
77,237	Cisco Systems Inc	2,148,347
38,914	Comcast Corp Class A	2,257,401
7,684	DIRECTV (b)	666,203
2,358	Discovery Communications Inc Class A (b)	81,233
4,019	Discovery Communications Inc Class C (b)	135,521
17,186	eBay Inc (b)	964,478
829	Equinix Inc	187,959
1,573	Expedia Inc	134,271
1,096	F5 Networks Inc (b)	142,990
31,591	Facebook Inc Class A (b)(c)	2,464,730
564	FactSet Research Systems Inc	79,383
1,921	Fortinet Inc (b)	58,898
14,318	Frontier Communications Corp	95,501
3,402	Gannett Co Inc	108,626
4,305	Google Inc Class A (b)(c)	2,284,491
4,301	Google Inc Class C (b)	2,264,046
1,647	Harris Corp	118,288
430	InterDigital Inc	22,747
6,304	Interpublic Group of Cos Inc	130,934
3,138	JDS Uniphase Corp (b)	43,053
708	John Wiley & Sons Inc Class A	41,942
5,626	Juniper Networks Inc	125,572
4,242	Level 3 Communications Inc (b)	209,470
626	Meredith Corp	34,004
3,293	Motorola Solutions Inc	220,894
909	Netflix Inc (b)	310,524
685	NeuStar Inc Class A (a)(b)	19,043
1,780	New York Times Co Class A	23,532
7,643	News Corp Class A (b)	119,919
4,932	Nielsen NV	220,608
3,789	Omnicom Group Inc	293,534
539	Plantronics Inc	28,578
2,010	Polycom Inc (b)	27,135
798	Priceline Group Inc (b)	909,888
8,831	RF Micro Devices Inc (a)(b)	146,506
1,624	Scripps Networks Interactive Inc Class A	122,238
10,242	Symantec Corp	262,759
1,429	Telephone & Data Systems Inc	36,082
1,790	Time Inc	44,052
4,232	Time Warner Cable Inc	643,518
12,781	Time Warner Inc	1,091,753
1,719	TripAdvisor Inc (b)	128,341
28,264	Twenty-First Century Fox Inc Class A	1,085,479
1,642	VeriSign Inc (a)(b)	93,594
62,713	Verizon Communications Inc (c)	2,933,714
5,694	Viacom Inc Class B	428,474
23,565	Walt Disney Co	2,219,587
9,638	Windstream Holdings Inc (a)	79,417

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Communications — (continued)
13,433	Yahoo! Inc (b)	$678,501

		32,656,806

Consumer, Cyclical — 10.21%
1,192	Abercrombie & Fitch Co Class A (a)	34,139
1,129	Advance Auto Parts Inc	179,827
1,889	Alaska Air Group Inc	112,887
2,512	American Eagle Outfitters Inc (a)	34,867
656	Ann Inc (b)	23,931
1,917	Ascena Retail Group Inc (b)	24,078
1,137	AutoNation Inc (b)	68,686
492	AutoZone Inc (b)	304,602
2,754	Bed Bath & Beyond Inc (b)	209,772
4,387	Best Buy Co Inc	171,005
739	Big Lots Inc	29,575
3,552	BorgWarner Inc	195,182
1,052	Brinker International Inc	61,742
1,308	Brunswick Corp	67,048
641	Cabela’s Inc Class A (b)	33,787
3,264	CarMax Inc (b)	217,317
6,977	Carnival Corp	316,267
874	Carter’s Inc	76,309
799	Cheesecake Factory Inc	40,198
2,491	Chico’s FAS Inc	40,379
469	Chipotle Mexican Grill Inc (b)	321,035
1,737	Cinemark Holdings Inc	61,803
4,166	Coach Inc	156,475
1,896	Copart Inc (b)	69,185
6,669	Costco Wholesale Corp	945,331
1,160	CST Brands Inc	50,588
17,304	CVS Health Corp	1,666,548
1,910	Darden Restaurants Inc	111,983
478	Deckers Outdoor Corp (b)	43,517
4,577	Delphi Automotive PLC	332,840
12,788	Delta Air Lines Inc	629,042
1,416	Dick’s Sporting Goods Inc	70,304
4,512	Dollar General Corp (b)	318,998
3,057	Dollar Tree Inc (b)	215,152
888	Domino’s Pizza Inc	83,623
4,683	DR Horton Inc	118,433
1,133	DreamWorks Animation SKG Inc Class A (b)	25,300
1,417	Family Dollar Stores Inc	112,241
4,207	Fastenal Co (a)	200,085
2,178	Foot Locker Inc	122,360
57,954	Ford Motor Co	898,287
627	Fossil Group Inc (a)(b)	69,434
1,821	GameStop Corp Class A (a)	61,550
4,190	Gap Inc	176,441
20,261	General Motors Co	707,312
2,336	Genuine Parts Co	248,948
4,342	Goodyear Tire & Rubber Co	124,051
797	Guess? Inc	16,801
1,483	Hanesbrands Inc	165,533
3,173	Harley-Davidson Inc	209,132
1,024	Harman International Industries Inc	109,271
1,677	Hasbro Inc	92,218
812	Herman Miller Inc	23,897

Shares		Fair Value

Consumer, Cyclical — (continued)
788	HNI Corp	$40,235
19,902	Home Depot Inc	2,089,113
424	HSN Inc	32,224
2,260	Ingram Micro Inc Class A (b)	62,466
3,480	International Game Technology	60,030
425	International Speedway Corp Class A	13,451
2,827	Jarden Corp (b)	135,357
5,104	JC Penney Co Inc (a)(b)	33,074
3,198	JetBlue Airways Corp (a)(b)	50,720
9,980	Johnson Controls Inc	482,433
2,068	Kate Spade & Co (b)	66,197
1,482	KB Home (a)	24,527
3,119	Kohl’s Corp	190,384
3,738	L Brands Inc	323,524
2,074	Leggett & Platt Inc	88,373
2,737	Lennar Corp Class A	122,645
487	Life Time Fitness Inc (b)	27,574
4,493	LKQ Corp (b)	126,343
14,659	Lowe’s Cos Inc	1,008,539
5,259	Macy’s Inc	345,779
3,159	Marriott International Inc Class A	246,497
5,291	Mattel Inc	163,730
14,682	McDonald’s Corp	1,375,703
726	MDC Holdings Inc (a)	19,217
3,164	Michael Kors Holdings Ltd (b)	237,616
962	Mohawk Industries Inc (b)	149,456
745	MSC Industrial Direct Co Inc Class A (a)	60,531
4,064	Newell Rubbermaid Inc	154,798
10,515	NIKE Inc Class B	1,011,017
2,109	Nordstrom Inc	167,434
62	NVR Inc (b)	79,071
1,542	O’Reilly Automotive Inc (b)	297,020
8,117	Office Depot Inc (b)	69,603
1,060	Oshkosh Corp	51,569
5,365	PACCAR Inc	364,874
383	Panera Bread Co Class A (a)(b)	66,948
1,486	PetSmart Inc	120,804
946	Polaris Industries Inc	143,073
4,943	PulteGroup Inc	106,077
1,291	PVH Corp	165,468
889	Ralph Lauren Corp	164,607
3,238	Ross Stores Inc	305,214
2,544	Royal Caribbean Cruises Ltd	209,702
626	Scotts Miracle-Gro Co Class A	39,012
1,216	Signet Jewelers Ltd	159,989
10,245	Southwest Airlines Co	433,568
9,424	Staples Inc	170,763
11,269	Starbucks Corp	924,622
2,633	Starwood Hotels & Resorts Worldwide Inc	213,457
9,626	Target Corp	730,710
855	Tempur Sealy International Inc (b)	46,948
721	Thor Industries Inc	40,282
1,743	Tiffany & Co	186,257
10,531	TJX Cos Inc	722,216
2,479	Toll Brothers Inc (b)	84,955
2,010	Tractor Supply Co	158,428
853	Tupperware Brands Corp	53,739

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Consumer, Cyclical — (continued)
2,463	Under Armour Inc Class A (b)	$167,238
1,641	Urban Outfitters Inc (b)	57,648
5,272	VF Corp	394,873
23,852	Wal-Mart Stores Inc	2,048,410
13,258	Walgreens Boots Alliance Inc	1,010,260
405	Watsco Inc	43,335
3,538	Wendy’s Co	31,948
1,187	Whirlpool Corp	229,969
1,346	Williams-Sonoma Inc	101,865
970	World Fuel Services Corp	45,522
937	WW Grainger Inc	238,832
1,937	Wyndham Worldwide Corp	166,117
1,266	Wynn Resorts Ltd	188,330
6,669	Yum! Brands Inc	485,837

		31,027,463

Consumer, Non-cyclical — 22.05%
725	Aaron’s Inc	22,163
22,888	Abbott Laboratories	1,030,418
24,047	AbbVie Inc	1,573,636
4,022	Actavis PLC (b)	1,035,303
2,578	ADT Corp (a)	93,401
5,310	Aetna Inc	471,687
2,969	Alexion Pharmaceuticals Inc (b)	549,354
993	Align Technology Inc (b)	55,519
4,521	Allergan Inc	961,119
29,824	Altria Group Inc	1,469,429
3,168	AmerisourceBergen Corp	285,627
11,485	Amgen Inc	1,829,446
4,051	Anthem Inc	509,089
1,546	Apollo Education Group Inc Class A (b)	52,734
9,676	Archer-Daniels-Midland Co	503,152
7,223	Automatic Data Processing Inc	602,182
1,510	Avery Dennison Corp	78,339
7,171	Avon Products Inc	67,336
8,133	Baxter International Inc	596,068
2,905	Becton Dickinson & Co	404,260
287	Bio-Rad Laboratories Inc Class A (b)	34,601
524	Bio-Techne Corp	48,418
3,596	Biogen Idec Inc (b)	1,220,662
20,399	Boston Scientific Corp (b)	270,287
25,032	Bristol-Myers Squibb Co	1,477,639
2,368	Brown-Forman Corp Class B	208,005
2,745	Campbell Soup Co (a)	120,780
5,032	Cardinal Health Inc	406,233
3,013	CareFusion Corp (b)	178,791
2,473	CDK Global Inc	100,799
12,049	Celgene Corp (b)	1,347,801
893	Centene Corp (b)	92,738
660	Charles River Laboratories International Inc (b)	42,002
1,984	Church & Dwight Co Inc	156,359
3,995	Cigna Corp	411,125
1,507	Cintas Corp	118,209
1,935	Clorox Co	201,646
59,560	Coca-Cola Co (c)	2,514,623
3,515	Coca-Cola Enterprises Inc	155,433

Shares		Fair Value

Consumer, Non-cyclical — (continued)
13,062	Colgate-Palmolive Co	$903,760
1,699	Community Health Systems Inc (b)	91,610
6,401	ConAgra Foods Inc	232,228
2,602	Constellation Brands Inc Class A (b)	255,438
719	Cooper Cos Inc	116,543
589	Corporate Executive Board Co	42,720
792	Covance Inc (b)	82,241
6,793	Covidien PLC	694,788
1,113	CR Bard Inc	185,448
1,206	Cubist Pharmaceuticals Inc (b)	121,384
2,702	DaVita HealthCare Partners Inc (b)	204,649
1,579	Dean Foods Co	30,601
775	Deluxe Corp	48,244
2,156	DENTSPLY International Inc	114,850
872	DeVry Education Group Inc	41,394
2,906	Dr Pepper Snapple Group Inc	208,302
1,580	Edwards Lifesciences Corp (b)	201,260
14,766	Eli Lilly & Co	1,018,706
2,327	Endo International PLC (b)	167,823
1,825	Equifax Inc	147,588
3,330	Estee Lauder Cos Inc Class A	253,746
11,053	Express Scripts Holding Co (b)	935,858
2,512	Flowers Foods Inc	48,205
575	FTI Consulting Inc (b)	22,212
1,345	Gartner Inc Class A (b)	113,262
9,054	General Mills Inc	482,850
22,868	Gilead Sciences Inc (b)	2,155,538
1,092	Global Payments Inc	88,157
63	Graham Holdings Co Class B	54,414
4,160	H&R Block Inc	140,109
1,456	Hain Celestial Group Inc (b)	84,870
710	Halyard Health Inc (b)	32,284
1,073	Health Net Inc (b)	57,438
1,260	Henry Schein Inc (b)	171,549
2,303	Hershey Co	239,351
844	Hill-Rom Holdings Inc	38,503
1,251	HMS Holdings Corp (b)	26,446
3,778	Hologic Inc (b)	101,024
2,008	Hormel Foods Corp	104,617
2,495	Hospira Inc (b)	152,819
2,332	Humana Inc	334,945
678	IDEXX Laboratories Inc (b)	100,527
1,051	Ingredion Inc	89,167
549	Intuitive Surgical Inc (b)	290,388
1,583	JM Smucker Co	159,851
42,324	Johnson & Johnson (c)	4,425,821
3,747	Kellogg Co	245,204
1,893	Keurig Green Mountain Inc	250,624
5,681	Kimberly-Clark Corp	656,383
9,016	Kraft Foods Group Inc	564,943
7,316	Kroger Co	469,760
1,285	Laboratory Corp of America Holdings (b)	138,652
269	Lancaster Colony Corp	25,189
616	LifePoint Hospitals Inc (b)	44,297
2,203	Live Nation Entertainment Inc (b)	57,520
5,446	Lorillard Inc	342,771
1,776	Mallinckrodt PLC (b)	175,877
1,149	ManpowerGroup Inc	78,327

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Consumer, Non-cyclical — (continued)
14,780	MasterCard Inc Class A	$1,273,445
1,981	McCormick & Co Inc	147,188
4,168	McGraw Hill Financial Inc	370,869
3,484	McKesson Corp	723,209
3,055	Mead Johnson Nutrition Co Class A	307,150
1,580	MEDNAX Inc (b)	104,454
14,910	Medtronic Inc	1,076,502
43,073	Merck & Co Inc (c)	2,446,116
2,501	Molson Coors Brewing Co Class B	186,375
25,306	Mondelez International Inc Class A	919,241
2,135	Monster Beverage Corp (b)	231,327
2,732	Moody’s Corp	261,753
5,709	Mylan Inc (b)	321,816
1,514	Omnicare Inc	110,416
1,112	Owens & Minor Inc	39,042
1,138	Patterson Cos Inc	54,738
22,605	PepsiCo Inc	2,137,529
2,144	Perrigo Co PLC	358,391
95,223	Pfizer Inc (c)	2,966,197
23,462	Philip Morris International Inc	1,910,980
581	Post Holdings Inc (b)	24,338
40,850	Procter & Gamble Co (c)	3,721,027
3,493	Quanta Services Inc (b)	99,166
2,157	Quest Diagnostics Inc	144,648
1,119	Regeneron Pharmaceuticals Inc (b)	459,070
665	Rent-A-Center Inc	24,153
2,100	ResMed Inc (a)	117,726
4,752	Reynolds American Inc	305,411
2,123	Robert Half International Inc	123,941
951	Rollins Inc	31,478
3,198	RR Donnelley & Sons Co (a)	53,742
3,394	Safeway Inc (a)	119,197
960	Salix Pharmaceuticals Ltd (b)	110,342
2,081	SEI Investments Co	83,323
3,185	Service Corp International	72,300
796	Sirona Dental Systems Inc (b)	69,547
967	Sotheby’s	41,755
4,230	St Jude Medical Inc	275,077
819	STERIS Corp	53,112
4,471	Stryker Corp	421,749
2,992	SUPERVALU Inc (b)	29,022
9,074	Sysco Corp	360,147
621	Teleflex Inc	71,303
1,597	Tenet Healthcare Corp (b)	80,920
934	Thoratec Corp (b)	30,318
145	Tootsie Roll Industries Inc (a)	4,444
2,529	Total System Services Inc	85,885
1,052	Towers Watson & Co Class A	119,055
638	TreeHouse Foods Inc (b)	54,568
4,424	Tyson Foods Inc Class A	177,358
795	United Natural Foods Inc (b)	61,473
1,431	United Rentals Inc (b)	145,976
708	United Therapeutics Corp (b)	91,679
14,483	UnitedHealth Group Inc	1,464,086
1,385	Universal Health Services Inc Class B	154,095
1,550	Varian Medical Systems Inc (b)	134,091

Shares		Fair Value

Consumer, Non-cyclical — (continued)
1,380	VCA Antech Inc (b)	$67,303
3,560	Vertex Pharmaceuticals Inc (b)	422,928
713	WellCare Health Plans Inc (b)	58,509
7,846	Western Union Co	140,522
547	WEX Inc (b)	54,109
2,652	WhiteWave Foods Co Class A (b)	92,793
5,354	Whole Foods Market Inc	269,949
2,589	Zimmer Holdings Inc	293,644
7,567	Zoetis Inc	325,608

		67,047,113

Diversified — 0.04%
4,934	Leucadia National Corp	110,620

Energy — 8.02%
7,597	Anadarko Petroleum Corp	626,753
5,799	Apache Corp	363,423
1,016	Atwood Oceanics Inc	28,824
6,468	Baker Hughes Inc	362,661
6,347	Cabot Oil & Gas Corp	187,935
4,748	California Resources Corp (b)	26,161
3,016	Cameron International Corp (b)	150,649
306	CARBO Ceramics Inc (a)	12,255
8,049	Chesapeake Energy Corp	157,519
28,572	Chevron Corp (c)	3,205,207
1,379	Cimarex Energy Co	146,174
18,732	ConocoPhillips	1,293,632
3,501	CONSOL Energy Inc	118,369
5,236	Denbury Resources Inc (a)	42,569
5,820	Devon Energy Corp	356,242
1,038	Diamond Offshore Drilling Inc (a)	38,105
1,149	Dresser-Rand Group Inc (b)	93,988
592	Dril-Quip Inc (b)	45,424
1,130	Energen Corp	72,049
3,700	Ensco PLC Class A	110,815
8,239	EOG Resources Inc	758,565
2,256	EQT Corp	170,779
64,044	Exxon Mobil Corp (c)	5,920,868
3,628	FMC Technologies Inc (b)	169,936
1,395	Gulfport Energy Corp (b)	58,227
12,930	Halliburton Co	508,537
1,664	Helix Energy Solutions Group Inc (b)	36,109
1,702	Helmerich & Payne Inc	114,749
3,955	Hess Corp	291,958
3,148	HollyFrontier Corp	117,987
25,892	Kinder Morgan Inc	1,095,491
10,377	Marathon Oil Corp	293,565
4,289	Marathon Petroleum Corp	387,125
2,675	Murphy Oil Corp	135,141
624	Murphy USA Inc (b)	42,969
4,296	Nabors Industries Ltd	55,762
6,526	National Oilwell Varco Inc	427,649
2,043	Newfield Exploration Co (b)	55,406
3,890	Noble Corp PLC	64,457
5,589	Noble Energy Inc	265,086
1,714	NOW Inc (a)(b)	44,101
11,681	Occidental Petroleum Corp	941,605

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Energy — (continued)
1,608	Oceaneering International Inc	$94,567
818	Oil States International Inc (b)	40,000
3,095	ONEOK Inc	154,100
2,327	Patterson-UTI Energy Inc	38,605
4,147	Peabody Energy Corp (a)	32,098
8,324	Phillips 66	596,831
2,268	Pioneer Natural Resources Co	337,592
2,661	QEP Resources Inc	53,805
2,632	Range Resources Corp	140,680
886	Rosetta Resources Inc (b)	19,767
1,950	Rowan Cos PLC Class A	45,474
19,425	Schlumberger Ltd	1,659,089
1,023	SM Energy Co	39,467
5,455	Southwestern Energy Co (b)	148,867
10,163	Spectra Energy Corp	368,917
2,407	Superior Energy Services Inc	48,501
1,867	Tesoro Corp	138,812
5,033	Transocean Ltd (a)	92,255
643	Unit Corp (b)	21,926
7,890	Valero Energy Corp	390,555
1,142	Western Refining Inc	43,145
10,213	Williams Cos Inc	458,972
3,040	WPX Energy Inc (b)	35,355

		24,394,206

Financial — 17.37%
5,000	Ace Ltd	574,400
842	Affiliated Managers Group Inc (b)	178,706
6,864	Aflac Inc	419,322
588	Alexander & Baldwin Inc	23,085
1,098	Alexandria Real Estate Equities Inc REIT	97,437
232	Alleghany Corp (b)	107,532
6,283	Allstate Corp	441,381
1,538	American Campus Communities Inc REIT	63,612
13,419	American Express Co	1,248,504
1,089	American Financial Group Inc	66,124
21,108	American International Group Inc	1,182,259
6,017	American Tower Corp REIT	594,780
2,793	Ameriprise Financial Inc	369,374
4,341	Aon PLC	411,657
2,199	Apartment Investment & Management Co REIT Class A	81,693
2,470	Arthur J Gallagher & Co	116,288
950	Aspen Insurance Holdings Ltd	41,581
2,340	Associated Banc-Corp	43,594
982	Assurant Inc	67,198
1,723	Astoria Financial Corp	23,019
2,010	AvalonBay Communities Inc REIT	328,414
1,535	BancorpSouth Inc	34,553
158,917	Bank of America Corp (c)	2,843,025
614	Bank of Hawaii Corp	36,416
17,196	Bank of New York Mellon Corp	697,642
11,027	BB&T Corp	428,840
27,571	Berkshire Hathaway Inc Class B (b)(c)	4,139,786
2,811	BioMed Realty Trust Inc REIT	60,549
1,926	BlackRock Inc Class A	688,661

Shares		Fair Value

Financial — (continued)
2,339	Boston Properties Inc REIT	$301,006
1,676	Brown & Brown Inc	55,157
1,325	Camden Property Trust REIT	97,838
8,360	Capital One Financial Corp	690,118
1,089	Cathay General Bancorp	27,868
1,382	CBOE Holdings Inc	87,646
4,305	CBRE Group Inc Class A (b)	147,446
17,395	Charles Schwab Corp	525,155
3,589	Chubb Corp	371,354
2,308	Cincinnati Financial Corp	119,624
45,770	Citigroup Inc (c)	2,476,615
707	City National Corp	57,133
4,839	CME Group Inc	428,977
2,868	Comerica Inc	134,337
1,233	Commerce Bancshares Inc	53,623
1,532	CoreLogic Inc (b)	48,396
1,425	Corporate Office Properties Trust REIT	40,427
1,775	Corrections Corp of America REIT	64,503
5,122	Crown Castle International Corp REIT	403,101
851	Cullen/Frost Bankers Inc	60,115
6,912	Discover Financial Services	452,667
5,025	Duke Realty Corp REIT	101,505
4,496	E*TRADE Financial Corp (b)	109,050
2,146	East West Bancorp Inc	83,072
1,857	Eaton Vance Corp	76,007
1,040	Equity One Inc REIT	26,374
5,510	Equity Residential REIT	395,838
957	Essex Property Trust Inc REIT	197,716
693	Everest Re Group Ltd	118,018
1,621	Extra Space Storage Inc REIT	95,055
1,002	Federal Realty Investment Trust REIT	133,727
1,577	Federated Investors Inc Class B	51,931
12,246	Fifth Third Bancorp	249,512
1,654	First American Financial Corp	56,071
3,133	First Horizon National Corp	42,546
5,644	First Niagara Financial Group Inc	47,579
2,513	FirstMerit Corp	47,471
5,870	Franklin Resources Inc	325,022
2,267	Fulton Financial Corp	28,020
9,358	General Growth Properties Inc REIT	263,241
7,656	Genworth Financial Inc Class A (b)	65,076
6,108	Goldman Sachs Group Inc	1,183,914
1,245	Hancock Holding Co	38,221
646	Hanover Insurance Group Inc	46,073
6,422	Hartford Financial Services Group Inc	267,733
1,511	HCC Insurance Holdings Inc	80,869
7,006	HCP Inc REIT	308,474
4,960	Health Care Inc REIT	375,323
1,268	Highwoods Properties Inc REIT	56,147
838	Home Properties Inc REIT	54,973
2,425	Hospitality Properties Trust REIT	75,175
11,552	Host Hotels & Resorts Inc REIT	274,591
7,616	Hudson City Bancorp Inc	77,074
12,368	Huntington Bancshares Inc	130,111
1,717	Intercontinental Exchange Inc	376,521

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Financial — (continued)
996	International Bancshares Corp	$26,434
6,477	Invesco Ltd	255,971
2,851	Iron Mountain Inc REIT	110,220
2,045	Janus Capital Group Inc	32,986
718	Jones Lang LaSalle Inc	107,650
56,507	JPMorgan Chase & Co (c)	3,536,208
766	Kemper Corp	27,660
13,075	KeyCorp	181,742
1,246	Kilroy Realty Corp REIT	86,061
6,239	Kimco Realty Corp REIT	156,848
1,164	Lamar Advertising Co REIT Class A	62,437
1,657	LaSalle Hotel Properties REIT	67,059
1,471	Legg Mason Inc	78,507
2,249	Liberty Property Trust REIT	84,630
3,851	Lincoln National Corp	222,087
4,641	Loews Corp	195,015
2,033	M&T Bank Corp	255,385
2,137	Macerich Co REIT	178,247
1,461	Mack-Cali Realty Corp REIT	27,847
8,151	Marsh & McLennan Cos Inc	466,563
627	Mercury General Corp	35,532
17,113	MetLife Inc	925,642
1,190	Mid-America Apartment Communities Inc REIT	88,869
23,062	Morgan Stanley	894,806
1,734	NASDAQ OMX Group Inc	83,163
1,823	National Retail Properties Inc REIT	71,771
6,350	Navient Corp	137,223
6,479	New York Community Bancorp Inc	103,664
3,307	Northern Trust Corp	222,892
3,636	Old Republic International Corp	53,195
2,068	Omega Healthcare Investors Inc REIT (a)	80,797
1,562	PacWest Bancorp	71,009
4,281	People’s United Financial Inc	64,986
2,666	Plum Creek Timber Co Inc REIT	114,078
7,915	PNC Financial Services Group Inc	722,085
704	Potlatch Corp REIT	29,476
928	Primerica Inc	50,353
4,274	Principal Financial Group Inc	221,992
8,027	Progressive Corp	216,649
7,557	Prologis Inc REIT	325,178
974	Prosperity Bancshares Inc	53,921
1,181	Protective Life Corp	82,257
6,907	Prudential Financial Inc	624,807
2,197	Public Storage REIT	406,115
2,027	Raymond James Financial Inc	116,127
2,019	Rayonier Inc REIT	56,411
3,333	Realty Income Corp REIT (a)	159,017
1,409	Regency Centers Corp REIT	89,866
21,285	Regions Financial Corp	224,770
1,021	Reinsurance Group of America Inc	89,460
642	RenaissanceRe Holdings Ltd	62,415
3,092	Senior Housing Properties Trust REIT (a)	68,364
732	Signature Bank (b)	92,203

Shares		Fair Value

Financial — (continued)
4,728	Simon Property Group Inc REIT	$861,016
1,424	SL Green Realty Corp REIT	169,484
5,836	SLM Corp	59,469
596	StanCorp Financial Group Inc	41,637
6,262	State Street Corp	491,567
7,901	SunTrust Banks Inc	331,052
781	SVB Financial Group (b)	90,651
1,929	Synovus Financial Corp	52,257
3,917	T Rowe Price Group Inc	336,314
1,486	Tanger Factory Outlet Centers Inc REIT	54,923
942	Taubman Centers Inc REIT	71,988
2,477	TCF Financial Corp	39,360
2,025	Torchmark Corp	109,694
4,973	Travelers Cos Inc Class A	526,392
915	Trustmark Corp	22,454
3,824	UDR Inc REIT	117,856
2,795	Umpqua Holdings Corp	47,543
3,771	Unum Group	131,532
26,984	US Bancorp	1,212,931
2,864	Valley National Bancorp (a)	27,809
4,547	Ventas Inc REIT (a)	326,020
7,376	Visa Inc Class A	1,933,987
2,663	Vornado Realty Trust REIT	313,462
1,399	Waddell & Reed Financial Inc Class A	69,698
1,323	Washington Federal Inc	29,304
2,520	Washington Prime Group Inc REIT	43,394
1,148	Webster Financial Corp	37,344
1,582	Weingarten Realty Investors REIT	55,243
71,369	Wells Fargo & Co (c)	3,912,449
7,975	Weyerhaeuser Co REIT	286,223
1,513	WR Berkley Corp	77,556
3,933	XL Group PLC	135,177
2,955	Zions Bancorporation	84,247

		52,809,251

Industrial — 11.01%
9,672	3M Co	1,589,303
668	Acuity Brands Inc	93,567
2,329	AECOM Technology Corp (b)	70,732
1,326	AGCO Corp	59,935
5,149	Agilent Technologies Inc	210,800
1,356	Allegion PLC	75,204
453	Alliant Techsystems Inc	52,661
3,656	AMETEK Inc	192,415
4,691	Amphenol Corp Class A	252,423
1,131	AO Smith Corp	63,800
988	AptarGroup Inc	66,038
1,470	Arrow Electronics Inc (b)	85,098
2,160	Avnet Inc	92,923
1,560	B/E Aerospace Inc (b)	90,511
2,013	Ball Corp	137,226
694	Belden Inc	54,694
1,658	Bemis Co Inc	74,958
9,999	Boeing Co	1,299,670
981	Carlisle Cos Inc	88,525
9,229	Caterpillar Inc	844,730

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Industrial — (continued)
2,150	CH Robinson Worldwide Inc	$161,014
696	CLARCOR Inc	46,381
770	Clean Harbors Inc (a)(b)	36,999
1,133	Cognex Corp (b)	46,827
974	Con-way Inc	47,901
19,295	Corning Inc	442,434
761	Crane Co	44,671
14,994	CSX Corp	543,233
2,553	Cummins Inc	368,066
9,174	Danaher Corp	786,304
5,368	Deere & Co	474,907
1,941	Donaldson Co Inc	74,981
2,570	Dover Corp	184,320
750	Eagle Materials Inc	57,023
7,217	Eaton Corp PLC	490,467
10,607	Emerson Electric Co	654,770
926	Energizer Holdings Inc	119,047
449	Esterline Technologies Corp (b)	49,246
3,139	Exelis Inc	55,027
2,873	Expeditors International of Washington Inc	128,165
3,961	FedEx Corp	687,867
702	FEI Co	63,426
2,174	FLIR Systems Inc	70,242
2,028	Flowserve Corp	121,335
2,397	Fluor Corp	145,330
2,473	Fortune Brands Home & Security Inc	111,953
1,968	Garmin Ltd	103,969
671	GATX Corp	38,609
4,733	General Dynamics Corp	651,355
151,819	General Electric Co (c)	3,836,466
812	Genesee & Wyoming Inc Class A (b)	73,015
2,072	Gentex Corp	74,861
909	Graco Inc	72,884
518	Granite Construction Inc	19,694
480	Greif Inc Class A	22,670
1,406	Harsco Corp	26,559
11,916	Honeywell International Inc	1,190,647
877	Hubbell Inc Class B	93,690
744	Huntington Ingalls Industries Inc Class A	83,670
1,227	IDEX Corp	95,510
5,397	Illinois Tool Works Inc	511,096
4,050	Ingersoll-Rand PLC Class A	256,730
686	Itron Inc (b)	29,011
1,518	ITT Corp	61,418
2,701	Jabil Circuit Inc	58,963
2,048	Jacobs Engineering Group Inc (b)	91,525
1,349	JB Hunt Transport Services Inc	113,653
1,550	Joy Global Inc	72,106
1,644	Kansas City Southern	200,617
2,215	KBR Inc	37,544
1,354	Kennametal Inc	48,460
2,574	Keysight Technologies Inc (b)	86,924
883	Kirby Corp (b)	71,293
780	KLX Inc (b)	32,175
1,450	Knowles Corp (a)(b)	34,148
1,253	L-3 Communications Holdings Inc	158,141

Shares		Fair Value

Industrial — (continued)
627	Landstar System Inc	$45,476
674	Lennox International Inc	64,077
1,189	Lincoln Electric Holdings Inc	82,148
4,060	Lockheed Martin Corp	781,834
2,560	Louisiana-Pacific Corp (a)(b)	42,394
968	Martin Marietta Materials Inc	106,790
5,305	Masco Corp	133,686
413	Mettler-Toledo International Inc (b)	124,916
407	MSA Safety Inc	21,608
1,550	National Instruments Corp	48,190
863	Nordson Corp	67,279
4,698	Norfolk Southern Corp	514,948
3,110	Northrop Grumman Corp	458,383
1,055	Old Dominion Freight Line Inc (b)	81,910
2,552	Owens-Illinois Inc (b)	68,878
1,470	Packaging Corp of America	114,734
1,584	Pall Corp	160,317
2,300	Parker Hannifin Corp	296,585
2,759	Pentair PLC	183,253
1,741	PerkinElmer Inc	76,134
2,177	Precision Castparts Corp	524,396
4,658	Raytheon Co	503,856
667	Regal-Beloit Corp	50,158
3,940	Republic Services Inc	158,585
2,130	Rock-Tenn Co Class A	129,887
2,060	Rockwell Automation Inc	229,072
1,977	Rockwell Collins Inc	167,017
1,520	Roper Industries Inc	237,652
756	Ryder System Inc	70,195
3,153	Sealed Air Corp	133,782
652	Silgan Holdings Inc	34,947
832	Snap-on Inc	113,768
1,541	Sonoco Products Co	67,342
554	SPX Corp	47,600
2,329	Stanley Black & Decker Inc	223,770
1,262	Stericycle Inc (b)	165,423
6,200	TE Connectivity Ltd	392,150
602	Tech Data Corp (b)	38,064
1,672	Terex Corp	46,615
4,254	Textron Inc	179,136
6,065	Thermo Fisher Scientific Inc	759,884
667	Tidewater Inc (a)	21,617
1,260	Timken Co	53,777
630	Timken Steel Corp	23,329
4,029	Trimble Navigation Ltd (b)	106,930
2,518	Trinity Industries Inc	70,529
756	Triumph Group Inc	50,818
6,206	Tyco International PLC	272,195
13,419	Union Pacific Corp	1,598,605
10,509	United Parcel Service Inc Class B	1,168,286
12,794	United Technologies Corp	1,471,310
422	Valmont Industries Inc	53,594
2,302	Vishay Intertechnology Inc	32,573
1,946	Vulcan Materials Co	127,911
1,440	Wabtec Corp	125,122
1,901	Waste Connections Inc	83,625
6,455	Waste Management Inc	331,271
1,317	Waters Corp (b)	148,452
869	Werner Enterprises Inc	27,069

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Industrial — (continued)
1,008	Woodward Inc	$49,624
2,665	Xylem Inc	101,457
765	Zebra Technologies Corp Class A (b)	59,219

		33,478,704

Technology — 13.12%
1,655	3D Systems Corp (a)(b)	54,400
9,448	Accenture PLC Class A	843,801
2,061	ACI Worldwide Inc (b)	41,570
1,348	Acxiom Corp (b)	27,324
7,213	Adobe Systems Inc (b)	524,385
10,719	Advanced Micro Devices Inc (a)(b)	28,620
467	Advent Software Inc	14,309
2,770	Akamai Technologies Inc (b)	174,399
2,381	Allscripts Healthcare Solutions Inc (b)	30,405
4,706	Altera Corp	173,840
4,792	Analog Devices Inc	266,052
1,348	ANSYS Inc (b)	110,536
88,729	Apple Inc (c)	9,793,907
18,452	Applied Materials Inc	459,824
6,736	Atmel Corp (b)	56,549
3,378	Autodesk Inc (b)	202,883
3,759	Avago Technologies Ltd	378,118
8,017	Broadcom Corp Class A	347,377
1,851	Broadridge Financial Solutions Inc ADR	85,479
4,802	CA Inc	146,221
4,516	Cadence Design Systems Inc (b)	85,668
4,625	Cerner Corp (b)	299,052
2,541	Citrix Systems Inc (b)	162,116
9,341	Cognizant Technology Solutions Corp Class A (b)	491,897
678	CommVault Systems Inc (b)	35,046
2,055	Computer Sciences Corp	129,568
1,512	Convergys Corp	30,799
1,905	Cree Inc (a)(b)	61,379
2,082	Cypress Semiconductor Corp (a)	29,731
1,134	Diebold Inc	39,282
474	DST Systems Inc	44,627
545	Dun & Bradstreet Corp	65,923
4,737	Electronic Arts Inc (b)	222,710
30,865	EMC Corp	917,925
404	Fair Isaac Corp	29,209
1,412	Fairchild Semiconductor International Inc (b)	23,834
4,270	Fidelity National Information Services Inc	265,594
1,078	First Solar Inc (b)	48,073
3,730	Fiserv Inc (b)	264,718
28,409	Hewlett-Packard Co	1,140,053
1,636	Informatica Corp (b)	62,389
1,976	Integrated Device Technology Inc (b)	38,730
73,059	Intel Corp (c)	2,651,311
13,903	International Business Machines Corp	2,230,597
1,139	International Rectifier Corp (b)	45,446

Shares		Fair Value

Technology — (continued)
1,672	Intersil Corp Class A	$24,194
4,297	Intuit Inc	396,140
538	IPG Photonics Corp (a)(b)	40,307
1,337	Jack Henry & Associates Inc	83,081
2,552	KLA-Tencor Corp	179,457
2,408	Lam Research Corp	191,051
965	Leidos Holdings Inc	41,997
857	Lexmark International Inc Class A	35,368
3,731	Linear Technology Corp	170,134
1,343	Mentor Graphics Corp	29,438
3,142	Microchip Technology Inc (a)	141,736
16,073	Micron Technology Inc (b)	562,716
124,667	Microsoft Corp (c)	5,790,782
1,576	MSCI Inc Class A	74,765
2,705	NCR Corp (b)	78,824
4,612	NetApp Inc	191,167
8,033	NVIDIA Corp	161,062
48,862	Oracle Corp	2,197,324
4,922	Paychex Inc	227,249
3,321	Pitney Bowes Inc	80,933
1,706	PTC Inc (b)	62,525
25,104	QUALCOMM Inc	1,865,980
1,854	Rackspace Hosting Inc (b)	86,786
2,777	Red Hat Inc (b)	192,002
2,266	Riverbed Technology Inc (b)	46,249
1,495	Rovi Corp (b)	33,772
8,941	Salesforce.com Inc (b)	530,291
3,387	SanDisk Corp	331,858
713	Science Applications International Corp	35,315
4,995	Seagate Technology PLC	332,167
901	Semtech Corp (b)	24,841
576	Silicon Laboratories Inc (b)	27,429
2,818	Skyworks Solutions Inc	204,897
862	SolarWinds Inc (b)	42,953
1,132	Solera Holdings Inc	57,936
3,757	SunEdison Inc (b)	73,299
2,478	Synopsys Inc (b)	107,719
2,350	Teradata Corp (b)	102,648
2,873	Teradyne Inc	56,857
15,905	Texas Instruments Inc	850,361
502	Tyler Technologies Inc (b)	54,939
445	Ultimate Software Group Inc (b)	65,333
1,714	VeriFone Systems Inc (b)	63,761
3,359	Western Digital Corp	371,841
15,915	Xerox Corp	220,582
4,005	Xilinx Inc	173,376

		39,889,118

Utilities — 3.34%
10,388	AES Corp	143,043
1,846	AGL Resources Inc	100,625
1,780	Alliant Energy Corp	118,228
3,842	Ameren Corp	177,231
7,406	American Electric Power Co Inc	449,692
2,785	Aqua America Inc	74,360
1,451	Atmos Energy Corp	80,879
660	Black Hills Corp	35,006

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Utilities — (continued)
6,775	CenterPoint Energy Inc	$158,738
854	Cleco Corp	46,577
3,990	CMS Energy Corp	138,653
4,468	Consolidated Edison Inc	294,933
8,754	Dominion Resources Inc	673,183
2,691	DTE Energy Co	232,422
10,762	Duke Energy Corp	899,057
4,979	Edison International	326,025
2,683	Entergy Corp	234,709
13,033	Exelon Corp	483,264
6,387	FirstEnergy Corp	249,029
2,302	Great Plains Energy Inc	65,400
1,536	Hawaiian Electric Industries Inc (a)	51,425
691	IDACORP Inc	45,737
1,244	Integrys Energy Group Inc	96,845
3,098	MDU Resources Group Inc	72,803
1,179	National Fuel Gas Co	81,976
6,631	NextEra Energy Inc	704,809
4,698	NiSource Inc	199,289
4,876	Northeast Utilities	260,964
5,146	NRG Energy Inc	138,685
3,080	OGE Energy Corp	109,278
884	ONE Gas Inc	36,439
3,858	Pepco Holdings Inc	103,896
7,114	PG&E Corp	378,749
1,614	Pinnacle West Capital Corp	110,252
1,378	PNM Resources Inc	40,830
10,059	PPL Corp	365,444
7,820	Public Service Enterprise Group Inc	323,826
2,800	Questar Corp	70,784
2,268	SCANA Corp	136,987
3,494	Sempra Energy	389,092
13,612	Southern Co	668,485
3,107	TECO Energy Inc	63,662
2,778	UGI Corp	105,508
1,172	Vectren Corp	54,182
2,035	Westar Energy Inc	83,923
643	WGL Holdings Inc	35,121
3,326	Wisconsin Energy Corp	175,413
7,769	Xcel Energy Inc	279,062

		10,164,520

TOTAL COMMON STOCK — 98.96% (Cost $163,029,469)		$300,893,312

Principal Amount

SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.06%
	U.S. Treasury Bills
$ 130,000	0.02%, 03/12/2015(d)	129,994
60,000	0.09%, 06/04/2015(d)	59,978

		189,972

Principal Amount		Fair Value

Repurchase Agreements — 0.99%
$ 713,679	Undivided interest of 0.82% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $713,679 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13% - 6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192. (e)	$713,679

713,679	Undivided interest of 0.85% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $713,679 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 8.00%, 12/15/17 - 7/15/51, with a value of $85,565,041. (e)	713,679

713,679	Undivided interest of 1.91% in a repurchase agreement (principal amount/value $37,395,006 with a maturity value of $37,395,193) with TD Securities (USA) Inc, 0.09%, dated 12/31/14 to be repurchased at $713,679 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 5.50%, 1/31/19 - 11/1/44, with a value of $38,142,906. (e)	713,679

713,679	Undivided interest of 2.78% in a repurchase agreement (principal amount/value $25,682,308 with a maturity value of $25,682,394) with HSBC Securities (USA) Inc, 0.06%, dated 12/31/14 to be repurchased at $713,679 on 1/2/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 1/15/15 - 7/15/32, with a value of $26,196,014. (e)	713,679

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Repurchase Agreements — (continued)

$ 150,242	Undivided interest of 3.66% in a repurchase agreement (principal amount/value $4,110,624 with a maturity value of $4,110,642) with Scotia Capital (USA) Inc, 0.08%, dated 12/31/14 to be repurchased at $150,242 on 1/2/15 collateralized by U.S. Treasury securities, 0.13% - 8.00%, 4/15/16 - 5/15/43, with a value of $4,192,855. (e)	$150,242

		3,004,958

TOTAL SHORT TERM INVESTMENTS — 1.05% (Cost $3,194,930)		$3,194,930

TOTAL INVESTMENTS — 100.01% (Cost $166,224,399)		$304,088,242

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(27,657)

TOTAL NET ASSETS — 100.00%		$304,060,585

(a)	All or a portion of the security is on loan at December 31, 2014.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
S&P 500® Emini Long Futures	28	USD	$2,873,360	March 2015	$(8,129)

S&P Mid 400® Emini Long Futures	2	USD	289,720	March 2015	460

				Net Depreciation	$(7,669)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West Stock Index Fund

ASSETS:
Investments in securities, fair value (including $2,928,448 of securities on loan)(a)	$301,083,284
Repurchase agreements, fair value(b)	3,004,958
Cash	2,739,507
Subscriptions receivable	355,909
Dividends receivable	393,487

Total Assets	307,577,145

LIABILITIES:
Payable to investment adviser	165,540
Payable upon return of securities loaned	3,004,958
Redemptions payable	223,805
Payable for investments purchased	84,628
Variation margin on futures contracts	37,629

Total Liabilities	3,516,560

NET ASSETS	$304,060,585

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,203,872
Paid-in capital in excess of par	171,407,280
Net unrealized appreciation	137,856,174
Accumulated net realized loss	(6,406,741)

NET ASSETS	$304,060,585

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	12,038,722

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$25.26

(a) Cost of investments	$163,219,441
(b) Cost of repurchase agreements	$3,004,958

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West Stock Index Fund

INVESTMENT INCOME:
Interest	$360
Income from securities lending	25,199
Dividends	6,102,084
Foreign withholding tax	(662)

Total Income	6,126,981

EXPENSES:
Management fees	1,828,235

Total Expenses	1,828,235

NET INVESTMENT INCOME	4,298,746

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	26,376,581
Net realized gain on futures contracts	701,609

Net Realized Gain	27,078,190

Net change in unrealized appreciation on investments	5,135,571
Net change in unrealized depreciation on futures contracts	(54,547)

Net Change in Unrealized Appreciation	5,081,024

Net Realized and Unrealized Gain	32,159,214

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,457,960

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Stock Index Fund

OPERATIONS:
Net investment income	$4,298,746	$4,451,009
Net realized gain	27,078,190	19,987,066
Net change in unrealized appreciation	5,081,024	58,752,440

Net Increase in Net Assets Resulting from Operations	36,457,960	83,190,515

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,685,944)	(5,245,690)
From net realized gains	(27,208,620)	(15,791,498)

Total Distributions	(31,894,564)	(21,037,188)

CAPITAL SHARE TRANSACTIONS:
Shares sold	28,169,730	35,603,915
Shares issued in reinvestment of distributions	31,894,564	21,037,188
Shares redeemed	(77,846,740)	(87,328,451)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(17,782,446)	(30,687,348)

Total Increase (Decrease) in Net Assets	(13,219,050)	31,465,979

NET ASSETS:
Beginning of year	317,279,635	285,813,656

End of year	$304,060,585	$317,279,635

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,086,550	1,520,761
Shares issued in reinvestment of distributions	1,235,104	858,506
Shares redeemed	(3,002,101)	(3,754,262)

Net Decrease	(680,447)	(1,374,995)

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West Stock Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$24.94		$20.28		$18.27		$18.35	$16.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.37	(a)	0.34	(a)	0.34	(a)	0.27	0.25
Net realized and unrealized gain (loss)	2.83		6.04		2.46		(0.05)	2.23

Total From Investment Operations	3.20		6.38		2.80		0.22	2.48

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.42)		(0.34)		(0.27)	(0.25)
From net realized gains	(2.46)		(1.30)		(0.45)		(0.03)	–

Total Distributions	(2.88)		(1.72)		(0.79)		(0.30)	(0.25)

NET ASSET VALUE, END OF YEAR	$25.26		$24.94		$20.28		$18.27	$18.35

TOTAL RETURN(b)	12.76%		31.72%		15.54%		1.21%	15.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$304,061		$317,280		$285,814		$274,472	$299,714
Ratio of expenses to average net assets	0.60%		0.60%		0.60%		0.60%	0.60%
Ratio of net investment income to average net assets	1.41%		1.47%		1.67%		1.43%	1.44%
Portfolio turnover rate	4%		5%		5%		6%	5%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2014

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Annual Report - December 31, 2014

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Common Stock	$300,893,312	$—	$—	$300,893,312
Short Term Investments	—	3,194,930	—	3,194,930

Total investments, at fair value	300,893,312	3,194,930	0	304,088,242
Other Financial Investments:
Futures Contracts (a)	460	—	—	460

Total Assets	$300,893,772	$3,194,930	$0	$304,088,702

Liabilities

Other Financial Investments:
Futures Contracts (a)	$(8,129)	$—	$—	$(8,129)

Total Liabilities	$(8,129)	$0	$0	$(8,129)

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2014

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Ordinary income	$4,645,698	$5,147,577
Long-term capital gain	27,248,866	15,889,611

	$31,894,564	$21,037,188

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss
$–	$387,198	$(387,198)

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$
Undistributed long-term capital gains		2,683,560
Capital loss carryforwards		–
Post-October losses		–
Net unrealized appreciation		128,765,873

Tax composition of capital		$131,449,433

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$175,322,369

Gross unrealized appreciation on investments	147,305,818
Gross unrealized depreciation on investments	(18,539,945)

Net unrealized appreciation on investments	$128,765,873

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No.

Annual Report - December 31, 2014

2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 42 futures contracts for the reporting period.

Valuation of derivative investments as of December 31, 2014 is as follows:

Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation	$(7,669)(a)

(a)	Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2014

The effect of derivative investments for the year ended December 31, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$701,609	Net change in unrealized depreciation on futures contracts	$(54,547)

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

4.  PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $11,031,403 and $58,031,028, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $2,928,448 and received collateral of $3,004,958 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6.  INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7.  LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which

Annual Report - December 31, 2014

Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $83,232.

A lawsuit has been filed relating to the Fund’s investments in LyondellBasell Finance Company in connection with its 2009 Chapter 11 bankruptcy proceeding. The lawsuit stems from a 2007 leveraged buyout of Lyondell Chemical Company by Basell AF S.C.A. On December 19, 2011, the Fund was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust in the U.S. Bankruptcy Court for the Southern District of New York. The plaintiffs seek to recover amounts paid to Lyondell Chemical Company shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of this lawsuit. The lawsuit alleges no misconduct by the Fund, and the Fund intends to vigorously defend itself in the lawsuit. If the lawsuit were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout was approximately $398,688.

8.  TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Stock Index Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Stock Index Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A

Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A

Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.  The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.  The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.  The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e)

(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015